Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Fair Value Measurements
As of June 30, 2024

	Level 1	Level 2	Total
	Thousands of USD
Financial assets:
Traded shares	81,342	—	81,342
Total assets:	81,342	—	81,342

As of June 30, 2023
	Level 1	Level 2	Total
	Thousands of USD
Financial assets:
Traded shares	172,185	—	172,185
Total assets:	172,185	—	172,185
Financial liabilities:
Liability in respect of warrants	—	140	140
Total liabilities	—	140	140
Presented under non-current liabilities	—	140	140